Stock-based compensation - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, authorized shares (shares)	34,283,413
Stock option expense related to retirement eligibility vesting	$ 106	$ 97	$ 88
Stock option exercisable period - minimum (years)	1 year
Stock option exercisable period - maximum (years)	10 years
Granted (shares)	0	0	0
Total intrinsic value of options exercised	$ 122	$ 130	$ 118
Cash received from option exercises	438	326	370
Actual tax benefit realized for the tax deductions from options exercised	3	21	17
Unrecognized compensation cost related to nonvested awards	$ 194
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period, years	1 year 7 months 6 days
Total fair value of stock based compensation that vested during the period	$ 236	429	229
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation cost	2	10	28
Stock based compensation cost, tax benefit recognized	$ 1	4	11
Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, authorized shares (shares)	19,569,848
Stock based compensation cost	$ 256	235	243
Stock based compensation cost, tax benefit recognized	$ 91	$ 83	$ 94
Shares granted (shares)	8,331,206
Restricted Stock and Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, vesting period	0 years
Restricted Stock and Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, vesting period	4 years
Performance Units | Executive Committee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (shares)	548,391	630,100	719,947	942,428
Stock based compensation, required service period	3 years
Subsidiary Long-Term Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, required service period	3 years
Subsidiary Long-Term Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, required service period	5 years
Restructuring Charges | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation cost			$ 1
Restructuring Charges | Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation cost			$ 13